Concentrations (10Q)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure

2.   Concentrations

The following table summarizes accounts receivable and revenue concentrations:

	Accounts Receivable As of September 30,		Total Revenue for the three months ended September 30,		Total Revenue for the nine months ended September 30,
	2015	2014	2015	2014	2015	2014
Customer #1	38%	46%	—	17%	12%	11%
Customer #2	24%	—	17%	—	—	—
Customer #3	—	—	10%	12%	—	10%
Customer #4	—	12%	—	—	—	—
Customer #5	—	19%	—	—	—	—
Customer #6	—	—	—	10%	16%	—
Customer #7	—	—	—	—	17%	14%
Total concentration	62%	77%	27%	39%	45%	35%

2.   Concentrations:

The following table summarizes accounts receivable and revenue concentrations:

	Accounts Receivable As of December 31,		Total Revenue for the year ended December 31,
	2014	2013	2014	2013
Customer #1	44%	47%	—	15%
Customer #2	—	15%	—	10%
Customer #3	19%	19%	12%	16%
Customer #4	—	—	—	10%
Customer #5	—	—	—	12%
Customer #6	—	—	12%	—
Customer #7	—	—	11%	—
Customer #8	10%	—	—	—
Total concentration	73%	81%	35%	63%

The following table summarizes sales concentrations:

	December 31, 2014	December 31, 2013
Sales within the United States	99%	98%
Sales outside of the United States	1%	2%
Total	100%	100%